Bank Borrowings and other loans (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Short-term Debt [Line Items]
Short-term Debt	$ 67,336,545	$ 66,414,123
Repayments of Bank Debt	28,959,788	462,567	$ 121,283,331
Short-term Bank Loans and Notes Payable	67,336,545	66,414,123
Interest Expense	1,388,102	3,254,991	3,710,945
Building [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	228,354	238,342	258,922
Land [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	1,594,678	1,595,295	$ 1,667,055
Danyang branch of China Construction Bank [Member]
Short-term Debt [Line Items]
Repayments of Bank Debt	3,386,616
Zhenjiang branch of Shanghai Pudong Development Bank [Member]
Short-term Debt [Line Items]
Repayments of Bank Debt	5,968,029
Other Loans [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 27,894,669	$ 0